Vanguard S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of May 31, 2020
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Communication Services (7.9%)
	Verizon Communications Inc.	493,096	28,294
	AT&T Inc.	870,946	26,877
	Walt Disney Co.	83,792	9,829
	Comcast Corp. Class A	238,157	9,431
	Activision Blizzard Inc.	91,596	6,593
*	T-Mobile US Inc.	45,294	4,531
*	Twitter Inc.	92,558	2,866
*	Electronic Arts Inc.	16,360	2,010
	Omnicom Group Inc.	25,958	1,422
	ViacomCBS Inc. Class B	64,423	1,336
	Fox Corp. Class A	42,237	1,232
	CenturyLink Inc.	116,980	1,150
*	DISH Network Corp. Class A	30,521	966
	Interpublic Group of Cos. Inc.	46,217	791
*	Discovery Inc. Class C	40,201	788
	News Corp. Class A	50,534	619
	Fox Corp. Class B	19,384	558
*	Discovery Inc. Class A	18,656	406
*	Live Nation Entertainment Inc.	5,555	273
	News Corp. Class B	10,423	128
			100,100
Consumer Discretionary (5.2%)
	Home Depot Inc.	37,715	9,371
	McDonald's Corp.	50,281	9,368
	NIKE Inc. Class B	49,019	4,832
	Lowe's Cos. Inc.	31,067	4,050
	General Motors Co.	149,910	3,880
*	Dollar Tree Inc.	28,214	2,761
	Target Corp.	21,750	2,661
	Ford Motor Co.	464,268	2,651
	Aptiv plc	30,436	2,293
	Best Buy Co. Inc.	27,148	2,120
	Lennar Corp. Class A	33,087	2,001
	Genuine Parts Co.	17,321	1,445
	Expedia Group Inc.	16,659	1,324
	Advance Auto Parts Inc.	8,255	1,150
	Hasbro Inc.	15,171	1,115
	Royal Caribbean Cruises Ltd.	20,488	1,063
	VF Corp.	18,346	1,029
	Whirlpool Corp.	7,534	918
	Tractor Supply Co.	7,197	878

		Shares	Market Value ($000)
[1]	Carnival Corp.	55,521	874
	Las Vegas Sands Corp.	17,324	831
	BorgWarner Inc.	24,618	792
*	Ulta Beauty Inc.	3,065	748
*	Mohawk Industries Inc.	7,089	661
	Darden Restaurants Inc.	8,395	645
	Newell Brands Inc.	45,424	597
*	LKQ Corp.	17,531	481
*	Norwegian Cruise Line Holdings Ltd.	29,741	466
	L Brands Inc.	27,660	448
	Ralph Lauren Corp. Class A	5,934	448
	Tapestry Inc.	32,952	448
	Hanesbrands Inc.	43,221	426
	MGM Resorts International	23,938	411
	PVH Corp.	8,807	401
	H&R Block Inc.	23,362	397
	Harley-Davidson Inc.	18,348	392
	Kohl's Corp.	18,643	358
	Gap Inc.	25,473	227
	Nordstrom Inc.	12,793	206
*	Under Armour Inc. Class A	22,655	198
*	Under Armour Inc. Class C	22,913	180
	Leggett & Platt Inc.	5,354	164
	Lennar Corp. Class B	363	16
*	Capri Holdings Ltd.	152	2
			65,727
Consumer Staples (10.3%)
	Walmart Inc.	139,134	17,261
	Procter & Gamble Co.	124,880	14,476
	Coca-Cola Co.	275,842	12,876
	PepsiCo Inc.	86,453	11,373
	Mondelez International Inc. Class A	171,666	8,947
	Philip Morris International Inc.	103,881	7,621
	Costco Wholesale Corp.	21,596	6,662
	Altria Group Inc.	135,861	5,305
	General Mills Inc.	72,060	4,543
	Colgate-Palmolive Co.	56,202	4,065
	Walgreens Boots Alliance Inc.	89,385	3,838
	Constellation Brands Inc. Class A	19,968	3,449
	Kroger Co.	95,618	3,119
	Clorox Co.	14,964	3,086
	Kimberly-Clark Corp.	20,845	2,948
	Archer-Daniels-Midland Co.	66,369	2,609
	Kraft Heinz Co.	74,252	2,263
	Conagra Brands Inc.	58,020	2,019
	Kellogg Co.	29,688	1,939
	Sysco Corp.	33,383	1,841
	Hormel Foods Corp.	33,157	1,619
	JM Smucker Co.	13,599	1,549
	McCormick & Co. Inc. (Non-Voting)	7,218	1,264
	Tyson Foods Inc. Class A	18,301	1,124
*	Monster Beverage Corp.	15,021	1,080
	Church & Dwight Co. Inc.	13,459	1,010
	Molson Coors Beverage Co. Class B	22,395	850
	Hershey Co.	5,834	792
	Campbell Soup Co.	11,288	576
	Lamb Weston Holdings Inc.	7,838	471

		Shares	Market Value ($000)
	Coty Inc. Class A	18,548	67
			130,642
Energy (5.9%)
	Exxon Mobil Corp.	504,449	22,937
	Chevron Corp.	225,438	20,673
	Kinder Morgan Inc.	232,220	3,669
	Valero Energy Corp.	48,958	3,263
	Schlumberger Ltd.	165,054	3,049
	Williams Cos. Inc.	144,501	2,952
	Marathon Petroleum Corp.	77,411	2,720
	Phillips 66	26,487	2,073
	ONEOK Inc.	49,244	1,807
	EOG Resources Inc.	34,676	1,767
	Occidental Petroleum Corp.	106,491	1,379
	Concho Resources Inc.	23,961	1,306
	Baker Hughes Co. Class A	77,481	1,279
	Halliburton Co.	104,656	1,230
	Diamondback Energy Inc.	19,207	818
	Pioneer Natural Resources Co.	7,505	687
	HollyFrontier Corp.	17,723	557
	Marathon Oil Corp.	95,537	510
	Devon Energy Corp.	46,182	499
	Noble Energy Inc.	57,114	499
	National Oilwell Varco Inc.	31,644	395
	TechnipFMC plc	50,209	372
	Cabot Oil & Gas Corp.	17,960	356
	Apache Corp.	17,150	185
	Helmerich & Payne Inc.	54	1
			74,983
Financials (18.4%)
*	Berkshire Hathaway Inc. Class B	233,215	43,280
	Bank of America Corp.	965,219	23,281
	JPMorgan Chase & Co.	194,456	18,922
	Citigroup Inc.	260,292	12,471
	Wells Fargo & Co.	458,869	12,146
	Goldman Sachs Group Inc.	37,995	7,466
	Chubb Ltd.	54,035	6,589
	Morgan Stanley	138,854	6,137
	US Bancorp	169,458	6,026
	PNC Financial Services Group Inc.	52,242	5,958
	Truist Financial Corp.	159,891	5,881
	BlackRock Inc.	8,900	4,705
	CME Group Inc.	20,936	3,823
	Capital One Financial Corp.	55,523	3,778
	Allstate Corp.	38,624	3,778
	Bank of New York Mellon Corp.	100,059	3,719
	MetLife Inc.	93,197	3,356
	Travelers Cos. Inc.	30,776	3,292
	Aflac Inc.	87,511	3,191
	American International Group Inc.	103,719	3,118
	American Express Co.	31,997	3,042
	Prudential Financial Inc.	47,928	2,922
	Intercontinental Exchange Inc.	29,878	2,906
	State Street Corp.	43,354	2,643
	Marsh & McLennan Cos. Inc.	23,466	2,485
	Progressive Corp.	27,185	2,112
	Aon plc Class A	10,329	2,034

		Shares	Market Value ($000)
	Northern Trust Corp.	25,263	1,996
	M&T Bank Corp.	15,733	1,662
	Hartford Financial Services Group Inc.	42,974	1,645
	Fifth Third Bancorp	84,606	1,640
	Willis Towers Watson plc	7,938	1,611
	KeyCorp	117,427	1,391
	Charles Schwab Corp.	36,806	1,322
	Regions Financial Corp.	115,000	1,301
	Citizens Financial Group Inc.	51,827	1,249
	E*TRADE Financial Corp.	26,934	1,227
	Principal Financial Group Inc.	30,786	1,189
	First Republic Bank	10,227	1,106
	Huntington Bancshares Inc.	123,118	1,094
	Arthur J Gallagher & Co.	10,898	1,027
	Raymond James Financial Inc.	14,720	1,020
	Loews Corp.	30,498	1,014
	WR Berkley Corp.	17,300	1,002
	Everest Re Group Ltd.	4,862	965
	Globe Life Inc.	11,878	915
	Lincoln National Corp.	23,643	897
	T. Rowe Price Group Inc.	7,244	876
	Nasdaq Inc.	7,250	859
	Assurant Inc.	7,230	742
	Ameriprise Financial Inc.	5,287	741
	Discover Financial Services	14,211	675
	Zions Bancorp NA	20,321	669
	Franklin Resources Inc.	33,254	627
	Comerica Inc.	17,185	625
	People's United Financial Inc.	52,953	606
	Cincinnati Financial Corp.	9,783	577
*	SVB Financial Group	2,210	475
	Unum Group	24,512	371
	Invesco Ltd.	44,215	352
			232,529
Health Care (21.2%)
	UnitedHealth Group Inc.	112,956	34,435
	Johnson & Johnson	181,999	27,072
	Pfizer Inc.	659,812	25,198
	Medtronic plc	159,809	15,754
	Gilead Sciences Inc.	150,837	11,740
	Merck & Co. Inc.	136,598	11,026
	CVS Health Corp.	155,110	10,171
	AbbVie Inc.	98,795	9,155
	Anthem Inc.	30,232	8,892
	Cigna Corp.	44,522	8,785
	Becton Dickinson and Co.	35,140	8,677
	Abbott Laboratories	88,506	8,401
	Bristol-Myers Squibb Co.	125,769	7,511
	Eli Lilly & Co.	45,333	6,934
	Amgen Inc.	29,045	6,672
*	Biogen Inc.	21,512	6,606
	Humana Inc.	15,788	6,483
*	Centene Corp.	69,606	4,611
	Danaher Corp.	27,009	4,500
	HCA Healthcare Inc.	31,540	3,372
	Zimmer Biomet Holdings Inc.	24,523	3,098
	McKesson Corp.	19,256	3,055
	Baxter International Inc.	33,481	3,014

		Shares	Market Value ($000)
*	Boston Scientific Corp.	68,135	2,589
	Stryker Corp.	13,053	2,555
*	Illumina Inc.	7,011	2,545
*	Regeneron Pharmaceuticals Inc.	3,966	2,430
*	Laboratory Corp. of America Holdings	11,575	2,029
	Cardinal Health Inc.	34,872	1,907
	Quest Diagnostics Inc.	16,059	1,900
	AmerisourceBergen Corp. Class A	17,924	1,709
	Agilent Technologies Inc.	15,863	1,398
*	Alexion Pharmaceuticals Inc.	11,079	1,328
*	Henry Schein Inc.	17,495	1,062
*	Mylan NV	61,535	1,050
	Cerner Corp.	13,854	1,010
	Universal Health Services Inc. Class B	9,576	1,010
*	IQVIA Holdings Inc.	6,668	997
	Perrigo Co. plc	16,226	889
*	DaVita Inc.	10,692	866
*	Mettler-Toledo International Inc.	1,074	854
	Cooper Cos. Inc.	2,541	805
*	Hologic Inc.	14,705	779
	STERIS plc	4,651	772
*	Varian Medical Systems Inc.	4,876	592
*	Waters Corp.	2,918	583
	DENTSPLY SIRONA Inc.	12,470	580
	PerkinElmer Inc.	5,702	573
*	ABIOMED Inc.	2,308	517
			268,491
Industrials (9.1%)
	3M Co.	68,563	10,726
	General Electric Co.	1,041,249	6,841
	Honeywell International Inc.	46,003	6,710
	Union Pacific Corp.	31,450	5,342
	Raytheon Technologies Corp.	82,257	5,307
	Boeing Co.	35,696	5,206
	United Parcel Service Inc. Class B	45,952	4,582
	Eaton Corp. plc	49,287	4,184
	General Dynamics Corp.	27,941	4,103
	FedEx Corp.	28,617	3,736
	CSX Corp.	46,356	3,318
	Caterpillar Inc.	27,016	3,245
	Johnson Controls International plc	91,973	2,889
	Norfolk Southern Corp.	14,299	2,549
	Illinois Tool Works Inc.	13,602	2,346
	Deere & Co.	15,391	2,341
	Stanley Black & Decker Inc.	18,123	2,274
	Fortive Corp.	35,233	2,149
	Waste Management Inc.	19,546	2,087
	Emerson Electric Co.	33,407	2,038
	Southwest Airlines Co.	62,821	2,017
	Delta Air Lines Inc.	68,638	1,730
	WW Grainger Inc.	5,202	1,611
	Jacobs Engineering Group Inc.	16,150	1,357
	Westinghouse Air Brake Technologies Corp.	21,711	1,326
	CH Robinson Worldwide Inc.	16,126	1,308
	Rockwell Automation Inc.	5,922	1,280
	Parker-Hannifin Corp.	6,893	1,241
	Otis Worldwide Corp.	22,732	1,197
	Republic Services Inc. Class A	13,567	1,159

		Shares	Market Value ($000)
	Cummins Inc.	6,759	1,146
	Verisk Analytics Inc. Class A	6,058	1,046
	Trane Technologies plc	10,855	979
*	Carrier Global Corp.	45,462	931
	IHS Markit Ltd.	12,907	897
	Equifax Inc.	5,773	887
	Snap-on Inc.	6,539	848
	Fastenal Co.	20,513	846
	Textron Inc.	27,214	843
*	United Airlines Holdings Inc.	29,723	833
	Pentair plc	20,039	784
	AO Smith Corp.	16,339	776
	Expeditors International of Washington Inc.	9,752	745
	Robert Half International Inc.	14,016	711
	Dover Corp.	7,101	691
	IDEX Corp.	3,900	622
	Nielsen Holdings plc	42,416	589
	Xylem Inc.	8,804	584
	Alaska Air Group Inc.	14,647	501
	JB Hunt Transport Services Inc.	4,173	499
[1]	American Airlines Group Inc.	46,481	488
	Flowserve Corp.	15,645	408
	Huntington Ingalls Industries Inc.	1,993	398
	Rollins Inc.	8,876	371
	Quanta Services Inc.	9,369	346
*	Ingersoll Rand Inc.	11,086	313
	Howmet Aerospace Inc.	23,092	302
			114,583
Information Technology (8.7%)
	Cisco Systems Inc.	505,788	24,187
	Intel Corp.	223,014	14,034
	International Business Machines Corp.	105,591	13,188
	Fidelity National Information Services Inc.	73,275	10,173
	Accenture plc Class A	28,016	5,649
	Oracle Corp.	103,322	5,556
	Texas Instruments Inc.	42,352	5,029
	Cognizant Technology Solutions Corp. Class A	65,285	3,460
	Global Payments Inc.	18,275	3,280
	Automatic Data Processing Inc.	19,603	2,872
	HP Inc.	176,682	2,675
	TE Connectivity Ltd.	19,936	1,620
	Western Digital Corp.	35,456	1,573
	Hewlett Packard Enterprise Co.	154,275	1,498
*	VeriSign Inc.	5,789	1,268
	Corning Inc.	48,592	1,107
*	F5 Networks Inc.	7,247	1,050
	Xilinx Inc.	11,392	1,048
	Maxim Integrated Products Inc.	18,066	1,042
	Skyworks Solutions Inc.	8,530	1,011
	Citrix Systems Inc.	6,582	975
	Juniper Networks Inc.	39,899	968
	Paychex Inc.	12,532	906
	Leidos Holdings Inc.	7,932	835
	Jack Henry & Associates Inc.	4,402	796
	NetApp Inc.	14,693	654
	NortonLifeLock Inc.	25,976	592
	Seagate Technology plc	11,025	585
*	Akamai Technologies Inc.	5,399	571

		Shares	Market Value ($000)
	Broadridge Financial Solutions Inc.	4,089	495
	DXC Technology Co.	30,557	434
	FLIR Systems Inc.	8,315	384
*	IPG Photonics Corp.	2,128	331
	Alliance Data Systems Corp.	4,900	227
			110,073
Materials (3.0%)
	Newmont Corp.	97,747	5,715
	DuPont de Nemours Inc.	88,321	4,481
	Linde plc	18,573	3,758
[1]	Ecolab Inc.	14,650	3,114
	Corteva Inc.	89,229	2,437
	Amcor plc	193,157	1,972
	LyondellBasell Industries NV Class A	30,608	1,952
[1]	International Flavors & Fragrances Inc.	12,730	1,695
	International Paper Co.	46,749	1,592
	Nucor Corp.	36,153	1,528
	PPG Industries Inc.	13,813	1,404
	Packaging Corp. of America	11,286	1,145
	Eastman Chemical Co.	16,208	1,103
	Albemarle Corp.	12,641	967
	Westrock Co.	30,745	863
	Ball Corp.	11,309	806
	CF Industries Holdings Inc.	25,921	761
	Freeport-McMoRan Inc.	77,831	706
	Sealed Air Corp.	18,430	592
	Mosaic Co.	41,732	505
	Avery Dennison Corp.	2,895	320
			37,416
Real Estate (3.1%)
	Digital Realty Trust Inc.	31,273	4,490
	Crown Castle International Corp.	20,819	3,584
	Prologis Inc.	37,847	3,463
	AvalonBay Communities Inc.	16,650	2,598
	Equity Residential	41,615	2,520
	Welltower Inc.	48,374	2,451
	Public Storage	10,029	2,033
	Weyerhaeuser Co.	88,833	1,794
	Ventas Inc.	44,436	1,553
	Simon Property Group Inc.	21,947	1,266
	Realty Income Corp.	22,469	1,243
	Alexandria Real Estate Equities Inc.	6,709	1,031
	Host Hotels & Resorts Inc.	85,494	1,021
	Essex Property Trust Inc.	3,938	956
	Iron Mountain Inc.	34,239	882
	Mid-America Apartment Communities Inc.	7,477	870
	Regency Centers Corp.	19,974	855
	Boston Properties Inc.	9,597	825
	Healthpeak Properties Inc.	31,266	770
	UDR Inc.	18,523	685
	Vornado Realty Trust	18,881	684
	Apartment Investment & Management Co. Class A	17,742	654
	Extra Space Storage Inc.	6,498	629
	Duke Realty Corp.	17,964	619
	Kimco Realty Corp.	50,383	560
	SL Green Realty Corp.	9,722	410

			Shares	Market Value ($000)
		Federal Realty Investment Trust	4,874	389
				38,835
Utilities (6.8%)
		Dominion Energy Inc.	98,137	8,343
		Duke Energy Corp.	86,922	7,443
		Southern Co.	125,038	7,136
		NextEra Energy Inc.	27,390	7,000
		American Electric Power Co. Inc.	58,892	5,021
		Exelon Corp.	115,902	4,440
		Xcel Energy Inc.	62,523	4,066
		WEC Energy Group Inc.	37,608	3,450
		Eversource Energy	38,600	3,231
		Public Service Enterprise Group Inc.	60,296	3,077
		Consolidated Edison Inc.	39,637	2,975
		FirstEnergy Corp.	64,422	2,722
		PPL Corp.	91,538	2,558
		Edison International	42,754	2,484
		DTE Energy Co.	22,903	2,464
		Entergy Corp.	23,737	2,417
		Sempra Energy	18,485	2,335
		Ameren Corp.	29,334	2,192
		CMS Energy Corp.	33,839	1,982
		Evergy Inc.	27,170	1,676
		Atmos Energy Corp.	14,228	1,462
		Alliant Energy Corp.	28,655	1,414
		American Water Works Co. Inc.	10,777	1,369
		CenterPoint Energy Inc.	59,872	1,064
		NiSource Inc.	44,534	1,061
		Pinnacle West Capital Corp.	13,401	1,044
		AES Corp.	79,146	989
				85,415
Total Common Stocks (Cost $1,346,955)				1,258,794
		Coupon
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund	0.307%	44,944	4,495

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[4]	United States Treasury Bill	0.212%	9/15/20	25	25
Total Temporary Cash Investments (Cost $4,519)					4,520
Total Investments (100.0%) (Cost $1,351,474)					1,263,314
Other Assets and Liabilities-Net (0.0%)[3,4]					(58)
Net Assets (100.0%)					1,263,256
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,364,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $3,542,000 was received for securities on loan.
4	Securities with a value of $25,000 and cash of $74,000 have been segregated as initial margin for open futures contracts.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2020	5	761	27

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Walmart Inc.	9/2/20	BOANA	3,647	(0.330)	91	—
1 Based on 1-month London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
BOANA—Bank of America, N.A.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of May 31, 2020, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,258,794	—	—	1,258,794
Temporary Cash Investments	4,495	25	—	4,520
Total	1,263,289	25	—	1,263,314

Derivative Financial Instruments
Assets
Swap Contracts	—	91	—	91
Liabilities
Futures Contracts[1]	7	—	—	7
1	Represents variation margin on the last day of the reporting period.